RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - EARNINGS AND COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	CAD 12	CAD (450)	CAD 16	CAD (930)
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)	(64)	69	(8)	17
Amount of (gain)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	4	5	6	31
Estimated gain of AOCI related to cash flow hedges reclassified to earnings in the next 12 months			CAD 62
Period to hedge exposures to the variability of cash flows for all forecasted transactions			30 months
Unrealized gain on derivative in fair value hedge	3	0	CAD 1	0
Unrealized loss on hedged item in fair value hedge	3	0	1	0
Total unrealized derivative fair value gain/(loss), net	480	(77)	898	765
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net	480	(77)	898	765
Foreign exchange contracts
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)	(102)	(1)	(101)	2
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net	434	28	707	1,044
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			398	564
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			309	480
Foreign exchange contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	3	2	1	(33)
Foreign exchange contracts | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	65	(12)	73	72
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)	36	72	84	51
Amount of (gain)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	4	5	6	31
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net	32	4	14	8
Interest rate contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	(41)	(428)	(55)	(1,004)
Commodity contracts
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)	(2)	2	(4)	(6)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net	19	(114)	182	(298)
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			(37)	2
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			197	(302)
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			9	6
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net			13	(4)
Commodity contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	(9)	(18)	12	(2)
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)	4	(4)	13	(30)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gain/(loss), net	(5)	5	(5)	11
Other contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gain/(loss) recognized in OCI	CAD (6)	CAD 6	CAD (15)	CAD 37